Financial Instruments and Risk Management - Schedule of classified financial assets (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Assets
Cash	$ 5,318,922	$ 40,290,513
Digital currencies	170,000,412	57,499,720
Investments	17,000,742	981,736	$ 0
Total assets	452,274,331	178,330,730
Liabilities and equity
Convertible loan - derivative component	4,986,354	15,737,578
Total liabilities	63,221,766	50,176,964
Level 1 of fair value hierarchy [Member]
Assets
Investments	12,524,161	981,736
Total assets	12,524,161	981,736
Liabilities and equity
Convertible loan - derivative component	0	0
Total liabilities	0	0
Level 2 of fair value hierarchy [Member]
Assets
Cash	5,318,922	40,290,513
Digital currencies	170,000,412	57,499,720
Investments	0	0
Total assets	175,319,334	97,790,233
Liabilities and equity
Convertible loan - derivative component	0	0
Total liabilities	0	0
Level 3 of fair value hierarchy [Member]
Assets
Investments	4,476,251	0
Total assets	4,476,251	0
Liabilities and equity
Convertible loan - derivative component	4,986,354	15,737,578
Total liabilities	$ 4,986,354	$ 15,737,578